RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Related Party Transactions [Table Text Block]
	December 31,		December 31,	December
	2015		2014	31, 2013

Consulting fees paid or accrued to officers or their companies	$495,683		$472,649	$458,976
Directors’ fees	4,692		18,845	18,535

Stock option grants to officers and directors	250,000		108,000	—
Stock option grant price range	CAD$0.20	$	CAD$0.50	—